Related-party transactions - Summary of Compensation of Key Management Personnel (Detail) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Salary and employee benefits		$ 4.6	$ 4.4
Share-based payments	[1]	6.1	1.9
Key Management Personnel Compensation		$ 10.7	$ 6.3

[1]	Includes changes in the fair value of PSUs, DSUs and non-cash charges related to the Option Plan and RSUs outstanding under the RPSU plan (equity method) for key management personnel.